SHORT-TERM DEBT RELATED TO ACQUISITION OF DM LAB	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SHORT-TERM DEBT RELATED TO ACQUISITION OF DM LAB

NOTE H — SHORT-TERM DEBT RELATED TO ACQUISITION OF DM LAB

As of December 31, 2023, the Company has four loans outstanding that were assumed in the DM Lab transaction, totaling $891,974, a decrease of $252,601 from the acquisition date due to the amount converted to equity on May 25, 2023. The loans carry varying interest rates ranging from 4.667% to 6.69%. During the years ended December 31, 2023 and 2022, the Company incurred interest expense of $31,217 and $0, respectively, which is included in interest expense in the consolidated statement of operations. All loans are due within 12 months from the balance sheet date and have no optional or mandatory redemption or conversion features. These obligations have been classified as current liabilities on the consolidated balance sheet and the fair value of the loans approximates the carrying amount due to their short-term nature. Additionally, there are no associated restrictive covenants, third-party guarantees, or pledged collateral. As of the reporting date, the Company is in default as the Company failed to make payments due upon maturity. In February 2024, the Company obtained a waiver to extend the due dates of $668,674 of its short-term debt to January 2025. Such amounts are classified as long-term on the consolidated balance sheet.